Other financial liabilities (debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current debt:
Lease liabilities	$ 1,819	$ 2,087
Total current debt	9,169	34,219
Non-current debt:
Lease liabilities	5,654	8,233
Sociedad Minera El Brocal S.A.A
Current debt:
Lease liabilities	9,447	9,909
Non-current debt:
Lease liabilities	41,176	49,683
Total other financial liabilities	$ 50,623	$ 59,592